Discontinued Operations - Summary of Financial Position of Disposal Group included as Assets and Liabilities of Discontinued Operations (Details) $ in Millions	Dec. 31, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total assets of discontinued operations	$ 5,219
Total liabilities of discontinued operations	2,638
FNFV | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fixed maturities available for sale, at fair value	25
Equity securities available for sale, at fair value	52
Investments in unconsolidated affiliates	407
Other long term investments	12
Short term investments	2
Total investments	498
Cash and cash equivalents	144
Trade and notes receivable	52
Goodwill	206
Prepaid expenses and other assets	33
Capitalized software, net	16
Deferred tax assets	58
Other intangible assets, net	200
Property and equipment, net	251
Total assets of discontinued operations	1,458
Accounts payable and accrued liabilities	214
Notes payable	233
Income taxes payable	18
Total liabilities of discontinued operations	465
Increase in deferred tax liabilities	58
Black Knight Financial Services, Inc. | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short term investments	4
Cash and cash equivalents	130
Trade and notes receivable	157
Goodwill	2,304
Prepaid expenses and other assets	184
Capitalized software, net	450
Other intangible assets, net	359
Property and equipment, net	173
Total assets of discontinued operations	3,761
Accounts payable and accrued liabilities	287
Notes payable	1,526
Income taxes payable	26
Deferred tax liabilities	334
Total liabilities of discontinued operations	$ 2,173